Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2021		Jun. 30, 2020
Balance, December 31, 2020		$ (33,241,919)		$ (31,537,597)		$ (8,210,510)
Stock-based compensation		851,196		1,309,024		497,724
Shares and Units issued		14,262,694	[1]			1,208,389	[2]
Units issued for debt settlement		1,484,352				1,499,051
Shares issued for debt settlement		2,076,624	[3]	188,146	[4]	274,918
Shares issued				6,168,069	[5]	1,301,525	[6]
Shares issued for debt settlement at $0.42 per share	[6]					300,000
Finder’s units issued						125,180
Finder’s warrants issued						50,223
Warrants exercised at $0.18 per share	[7]					1,288,716
Issue costs				(154,630)		(336,480)
Warrant valuation		(14,806,090)		(3,813,103)		(468,227)
Shares to be issued						549,363
Net loss for the year		(2,164,454)		(6,402,277)		(31,321,791)
Shares issued for RSUs vested
Balance, December 31, 2021		(31,537,597)		(34,242,368)		(33,241,919)
Common Stock [Member]
Balance, December 31, 2020		$ 79		$ 143		$ 16
Beginning balance, shares		79,259,940		143,117,068		15,811,396
Stock-based compensation
Shares and Units issued		$ 56	[1]			$ 35	[2]
Shares and Units issued, shares		56,078,434	[1]			35,008,956	[2]
Units issued for debt settlement		$ 2				$ 17
Units issued for debt settlement, shares		2,205,714				16,962,846
Shares issued for debt settlement		$ 6	[3]		[4]	$ 2
Shares issued for debt settlement, shares		5,572,980	[3]	417,720	[4]	2,033,998
Shares issued				$ 20	[5]	$ 3	[6]
Shares issued, shares				19,576,360	[5]	3,098,216	[6]
Shares issued for debt settlement at $0.42 per share	[6]					$ 1
Shares issued for debt settlement at $0.42 per share, shares	[6]					696,428
Finder’s units issued						$ 3
Finder's units issued, shares						3,315,200
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]					$ 2
Warrants exercised at $0.18 per share, shares	[7]					2,332,900
Issue costs
Warrant valuation
Shares to be issued
Net loss for the year
Shares issued for RSUs vested				$ 1
Shares issued for RSUs vested, shares				1,324,294
Balance, December 31, 2021		$ 143		$ 164		$ 79
Ending balance, shares		143,117,068		164,435,442		79,259,940
Additional Paid-in Capital [Member]
Balance, December 31, 2020		$ 30,133,058		$ 34,551,133		$ 24,284,765
Stock-based compensation		851,196		1,309,024		497,724
Shares and Units issued		14,812,001	[1]			1,315,691	[2]
Units issued for debt settlement		1,484,350				1,499,034
Shares issued for debt settlement		2,076,618	[3]	188,146	[4]	274,916
Shares issued				6,168,049	[5]	1,301,522	[6]
Shares issued for debt settlement at $0.42 per share	[6]					299,999
Finder’s units issued						125,177
Finder’s warrants issued						50,223
Warrants exercised at $0.18 per share	[7]					1,288,714
Issue costs				(154,630)		(336,480)
Warrant valuation		(14,806,090)		(3,813,103)		(468,227)
Shares to be issued
Net loss for the year
Shares issued for RSUs vested				(1)
Balance, December 31, 2021		34,551,133		38,248,618		30,133,058
Shares To Be Issued [Member]
Balance, December 31, 2020		549,363				107,337
Stock-based compensation
Shares and Units issued		(549,363)	[1]			(107,337)	[2]
Units issued for debt settlement
Shares issued for debt settlement			[3]		[4]
Shares issued					[5]		[6]
Shares issued for debt settlement at $0.42 per share	[6]
Finder’s units issued
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]
Issue costs
Warrant valuation
Shares to be issued						549,363
Net loss for the year
Shares issued for RSUs vested
Balance, December 31, 2021						549,363
Retained Earnings [Member]
Balance, December 31, 2020		(63,924,419)		(66,088,873)		(32,602,628)
Stock-based compensation
Shares and Units issued			[1]				[2]
Units issued for debt settlement
Shares issued for debt settlement			[3]		[4]
Shares issued					[5]		[6]
Shares issued for debt settlement at $0.42 per share	[6]
Finder’s units issued
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]
Issue costs
Warrant valuation
Shares to be issued
Net loss for the year		(2,164,454)		(6,402,277)		(31,321,791)
Shares issued for RSUs vested
Balance, December 31, 2021		$ (66,088,873)		$ (72,491,150)		$ (63,924,419)

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)
[3]	Shares issued at C$0.49, converted to US at $0.37 (note 10)
[4]	Units issued at C$0.57, converted to US at $0.45 (note 10)
[5]	Units issued at C$0.40, converted to US at $0.32 (note 10)
[6]	Shares issued at C$0.56, converted to US at $0.42 (note 10)
[7]	Shares issued upon warrants exercised at C$0.25, converted to US at $0.18 (note 10)